Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment
9. Property, plant and equipment:

		Accumulated	Net Book
December 31, 2024	Cost	Depreciation	Value
Land and buildings	$9,067	$2,977	$6,090
Computer equipment and software	7,596	5,599	1,997
Furniture and fixtures	6,196	4,779	1,417
Machinery and equipment	68,104	38,088	30,016
Leasehold improvements	10,973	8,537	2,436
	$101,936	$59,980	$41,956

		Accumulated	Net Book
December 31, 2023	Cost	Depreciation	Value
Land and buildings	$9,206	$2,635	$6,571
Computer equipment and software	9,386	6,773	2,613
Furniture and fixtures	8,326	6,103	2,223
Machinery and equipment	129,642	75,111	54,531
Leasehold improvements	13,221	9,670	3,551
	$169,781	$100,292	$69,489

As part of the formation of Cespira, the Company transferred $33,244 of property, plant, and equipment.

During the year ended December 31, 2024, the Company disposed of property, plant, and equipment for proceeds of $998 and recorded a gain on the sale of $76 included in Interest and other income, net of bank charges in the consolidated statement of operations and comprehensive loss.
Total depreciation expense for the year ended December 31, 2024 was $7,511 (year ended December 31, 2023 - $11,586). The amount of depreciation expense included in cost of revenue for the year ended December 31, 2024 was $5,029 (year ended December 31, 2023 - $8,191